NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of notes payable

Notes Payable at Dec 31
In millions	2018	2017
Commercial paper	$10	$231
Notes payable to banks and other lenders	288	250
Total notes payable	$298	$481
Year-end average interest rates	8.28%	4.37%

Schedule of long-term debt

Long-Term Debt at Dec 31	2018 Average Rate	2018	2017 Average Rate	2017
In millions
Promissory notes and debentures:
Final maturity 2018	—%	$—	5.78%	$339
Final maturity 2019	9.80%	7	8.55%	2,122
Final maturity 2020	4.46%	1,547	4.46%	1,547
Final maturity 2021	4.71%	1,424	4.71%	1,424
Final maturity 2022	3.50%	1,373	3.50%	1,373
Final maturity 2023	7.64%	325	7.64%	325
Final maturity 2024 and thereafter	5.73%	8,859	5.92%	6,857
Other facilities:
U.S. dollar loans, various rates and maturities	3.59%	4,533	2.44%	4,564
Foreign currency loans, various rates and maturities	3.20%	708	2.98%	806
Medium-term notes, varying maturities through 2025	3.26%	778	3.20%	873
Tax-exempt bonds	—%	—	5.66%	343
Capital lease obligations		371		277
Unamortized debt discount and issuance costs		(334)		(345)
Long-term debt due within one year [1]		(338)		(748)
Long-term debt		$19,253		$19,757

1.	Presented net of current portion of unamortized debt issuance costs.

Schedule of maturities of long-term debt

Maturities of Long-Term Debt for Next Five Years at Dec 31, 2018 [1]
In millions
2019	$338
2020	$1,832
2021	$6,247
2022	$1,509
2023	$480

1.	Assumes the option to extend a term loan facility related to the Dow Silicones ownership restructure will be exercised.

Schedule of committed and available credit facilities
The following table summarizes the Company's credit facilities:

Committed and Available Credit Facilities at Dec 31, 2018
In millions	Effective Date	Committed Credit	Credit Available	Maturity Date	Interest
Five Year Competitive Advance and Revolving Credit Facility	October 2018	$5,000	$5,000	October 2023	Floating rate
Bilateral Revolving Credit Facility	August 2015	100	100	March 2019	Floating rate
Bilateral Revolving Credit Facility	August 2015	100	100	October 2019	Floating rate
Bilateral Revolving Credit Facility	August 2015	100	100	March 2020	Floating rate
Bilateral Revolving Credit Facility	August 2015	280	280	March 2020	Floating rate
Bilateral Revolving Credit Facility	August 2015	100	100	March 2020	Floating rate
Bilateral Revolving Credit Facility	August 2015	200	200	March 2020	Floating rate
Term Loan Facility [1]	February 2016	4,500	—	December 2021	Floating rate
Bilateral Revolving Credit Facility	May 2016	200	200	May 2020	Floating rate
Bilateral Revolving Credit Facility	July 2016	200	200	July 2020	Floating rate
Bilateral Revolving Credit Facility	August 2016	100	100	August 2020	Floating rate
North American Securitization Facility	September 2018	800	800	September 2019	Floating rate
European Securitization Facility [2]	October 2018	457	457	October 2020	Floating rate
Total Committed and Available Credit Facilities		$12,137	$7,637

1.	Assumes the option to extend the Dow Silicones term loan facility will be exercised.

2.	Equivalent to Euro 400 million.